Closed Block (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Closed Block Assets and Liabilities
Summarized financial information of the AmerUs Closed Block is presented below.

	December 31,
(In millions)	2016	2015
Liabilities
Future policy benefits	$1,607	$1,581
Other policy claims and benefits	25	12
Dividends payable to policyholders	96	94
Other liabilities	23	10
Total liabilities	1,751	1,697
Assets
Trading securities	1,380	1,316
Mortgage loans, net of allowances	44	48
Policy loans	183	181
Total investments	1,607	1,545
Cash and cash equivalents	23	45
Accrued investment income	27	18
Reinsurance recoverable	29	22
Other assets	1	3
Total assets	1,687	1,633
Maximum future earnings to be recognized from AmerUs Closed Block	$64	$64

Closed Block Operations, Net Results
The following represents the contribution from AmerUs Closed Block.

	Years ended December 31,
(In millions)	2016	2015	2014
Revenues
Premiums	$24	$58	$64
Net investment income	84	86	86
Investment related gains (losses)	42	(124)	110
Total revenues	150	20	260
Benefits and Expenses
Future policy and other policy benefits	107	(24)	212
Dividends to policyholders	40	45	45
Total benefits and expenses	147	21	257
Contribution from (to) AmerUs Closed Block before income taxes	3	(1)	3
Federal income taxes funded by the Closed Block	3	1	6
Contribution to AmerUs Closed Block, net of income taxes	$—	$(2)	$(3)